Segments and Geographical Information - Assets and Liabilities by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	$ 715		$ 618		$ 513
Long-lived assets	4,312	[1]	4,465	[1]	4,949	[1]
Total liabilities excl. debt	1,663		1,456		1,787
Gross capital expenditures property, plant and equipment	251		221		258
Depreciation property, plant and equipment	247	[2]	290	[2]	359	[2]
HPMS [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	388		340		240
Long-lived assets	2,248	[1]	2,390	[1]	2,670	[1]
Total liabilities excl. debt	300		258		313
Gross capital expenditures property, plant and equipment	12		14		15
Depreciation property, plant and equipment	12	[2]	13	[2]	13	[2]
SP [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	182		161		136
Long-lived assets	706	[1]	760	[1]	828	[1]
Total liabilities excl. debt	102		152		127
Gross capital expenditures property, plant and equipment	11		17		15
Depreciation property, plant and equipment	26	[2]	41	[2]	35	[2]
Manufacturing Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Inventories	145		117		137
Long-lived assets	1,041	[1]	1,014	[1]	1,055	[1]
Total liabilities excl. debt	666		489		748
Gross capital expenditures property, plant and equipment	200		162		209
Depreciation property, plant and equipment	163	[2]	179	[2]	220	[2]
Corporate and Other [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Long-lived assets	317	[1],[3]	301	[1],[3]	396	[1],[3]
Total liabilities excl. debt	595	[3]	557	[3]	599	[3]
Gross capital expenditures property, plant and equipment	28	[3]	28	[3]	19	[3]
Depreciation property, plant and equipment	46	[2],[3]	57	[2],[3]	91	[2],[3]
Discontinued Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total liabilities excl. debt					80
After Discontinued Operations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total liabilities excl. debt					$ 1,867

[1]	Long-lived assets include property, plant and equipment, goodwill and identified intangible fixed assets.
[2]	Excluding additional write down of property classified as held for sale (2010: $30 million).
[3]	Corporate and Other is not a segment under ASC 280 "Segment Reporting".